CAM Hedge VIT Fund | CAM Hedge VIT Fund
CAM Hedge VIT Fund
Investment Objective.
The CAM Hedge VIT Fund (the “Portfolio”) seeks to match the investment performance of the HFRI Equity Hedge (Total) Index, an index of long/short equity hedge funds.
Fees and Expenses of the Portfolio.

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CAM Hedge VIT Fund		CAM Hedge VIT Fund Class 1 Shares	CAM Hedge VIT Fund Class 2 Shares
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		none	0.40%
Other Expenses	[1]	0.26%	0.26%
Acquired Fund Fees and Expenses	[1][2]	0.25%	0.25%
Total Annual Fund Operating Expenses		1.51%	1.91%
Expense Reimbursements	[3]	(0.01%)	(0.01%)
Total Annual Portfolio Operating Expense After Expense Reimbursements		1.50%	1.51%
[1]	These expenses are based on estimated amounts for the Portfolio's current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Portfolio and is not a direct expense incurred by the Portfolio or deducted from the Portfolio assets. Since this number does not represent a direct operating expense of the Portfolio, the operating expenses set forth in the Portfolio's financial highlights do not include this figure.
[3]	The advisor has contractually agreed to reimburse expenses of the Portfolio, at least until April 30, 2014 to ensure that Total Annual Portfolio Operating Expenses After Expense Reimbursements (exclusive of any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) will not exceed 1.25% and 1.65% for Class 1 shares and Class 2 shares, respectively, of the Portfolio. These expense reimbursements by the advisor are subject to possible recoupment from the Portfolio in future years on a rolling three-year basis (within the three years after the fees have been reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the advisor.

Example.
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example CAM Hedge VIT Fund (USD $)	One Year	Three Years
CAM Hedge VIT Fund Class 1 Shares	153	476
CAM Hedge VIT Fund Class 2 Shares	193	599

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance.

Principal Investment Strategies.

The Portfolio is a ‘‘fund of funds’’ that seeks to achieve its investment objective by investing primarily in both long and short positions in exchange-traded funds (“ETFs’’) and exchange-traded notes (“ETNs”) that offer diversified exposure to global regions, countries, investment styles (i.e., value, growth), sectors and industries. ETFs are registered investment companies that generally seek to track the performance of a particular market index, such as the Standard & Poor's 500, or of a particular segment of the market such as an industry sector or geographic region.  ETNs are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes.

Commerce Asset Management, LLC (the “Advisor”) seeks to achieve the Portfolio’s investment objective by taking long and short positions in underlying ETFs and underlying ETNs that the Advisor believes, in the aggregate, will track the performance of the benchmark index (HFRI Equity Hedge (Total) Index), a non-investable index made up of approximately 1,000 individual long/short equity hedge funds.

Long/short equity hedge funds typically buy stocks, ETFs, ETNs or currencies that the hedge fund managers expect will appreciate, and concurrently either sell short stocks, ETFs, ETNs or currencies that the hedge fund managers expect will decline in value or to hedge market or sector exposures.

In seeking to establish a long or short position in such instruments, the Portfolio will invest primarily in ETFs and ETNs, but may also use stocks and baskets of stocks, as well as futures, options, or swaps based on published indices, including international indices, to gain exposures not available through ETFs. The Portfolio also may invest in exchange-traded currency trusts (collectively, with ETFs and ETNs, “ETPs”). On a day-to-day basis, the Portfolio may hold cash, money market instruments, other cash equivalents, and ETPs that invest in these and other highly liquid instruments to collateralize its derivative positions.

Principal Risks.

The Portfolio is subject to a number of risks that may affect the value of its shares, including:

Allocation Risk. The Portfolio’s particular allocations may have a significant effect on the Portfolio’s performance. Allocation risk is the risk that the selection of ETPs and the allocation of assets among such ETPs will cause the Portfolio to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole.

Counterparty Credit Risk. The Portfolio may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Portfolio’s use of such financial instruments, including swap agreements, exposes the Portfolio to risks that are different than those associated with direct investments in portfolio securities. For example, if a swap agreement counterparty defaults on its payment obligations to the Portfolio, this default will cause the value of your investment in the Portfolio to decrease. Swap agreements also may be considered to be illiquid.

Credit Risk. The Portfolio could lose money if the issuer or guarantor of a debt instrument in which the Portfolio invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Derivatives Risk. The Portfolio intends to invest in derivatives to a significant extent. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Many derivatives (including option contracts) create leverage thereby causing the Portfolio to be more volatile than it would be if it had not invested in derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk.

Equity Risk. The prices of equity securities in which the Portfolio invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETN Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. ETNs also may be subject to commodities market risk and credit risk.

Investment Risk. As with all investments, an investment in the Portfolio is subject to investment risk. Investors in the Portfolio could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Limited History of Operations Risk. The Portfolio is a new mutual fund with a limited history of operations for investors to evaluate.

Liquidity Risk. Trading in shares of an ETP may be halted because of market conditions or for reasons that, in the view of the Exchange or other securities exchange on which shares of an ETP are listed, make trading in shares inadvisable. In addition, the Portfolio’s investments in ETNs and certain other ETPs may be subject to restrictions on the amount and timing of any redemptions, which may adversely affect the Portfolio’s performance.

Market Risk. Due to market conditions, the value of the Portfolio’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Portfolio to decrease.

Short Sales Risk. Short sales are transactions in which the Portfolio sells a security it does not own. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Portfolio. If the underlying security goes down in price between the time the Portfolio sells the security and buys it back, the Portfolio will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Portfolio will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Portfolio must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Portfolio must pay to the lender of the security. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited. Short sales involve leverage because the Portfolio borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for the Portfolio.

ETP Investment Risk. Through its investments in ETPs, the Portfolio will be subject to the risks associated with such investment vehicles’ investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held or tracked by an ETP could decrease. These risks include any combination of the risks described below. The Portfolio’s exposure to a particular risk will be proportionate to the Portfolio’s overall allocation to the ETPs and their exposure to various security types, currencies, market sectors, and geographic regions.

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Commodity Risk. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs. An ETP’s investment in commodities or commodity-linked derivative instruments may subject the ETP (and indirectly the Portfolio) to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

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Concentration Risk.  An ETP may, at various times, concentrate in the securities or commodities of a particular industry, group of industries, market sector or geographic region.  To the extent an ETP’s  investments  are  so  concentrated,  the  Fund  may  be  adversely  affected by  political, regulatory, and market conditions affecting the particular industry, group of industries, market sector or geographic region.

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Counterparty Risk. Commodity-linked derivatives, repurchase agreements, swap agreements and other forms of financial instruments that involve counterparties subject an ETP to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s bankruptcy or failure to perform its obligations.

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Credit Risk.  Certain ETPs are subject to the risk that a decline in the credit quality of a portfolio investment or a counterparty to a portfolio investment could cause the ETP’s share price to fall. The ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

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Emerging Markets Risk.  There is an increased risk of price volatility associated with an ETP’s investments in, or exposure to, emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

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Equity Risk.  The prices of equity securities in which an ETP invests or is exposed to rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

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Foreign Currency Risk.  Currency movements may negatively impact the value of an ETP portfolio security even when there is no change in the value of the security in the issuer’s home country. Certain ETPs may not hedge against the risk of currency exchange rate fluctuations, while other ETPs may if there is volatility in currency exchange rates.

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Foreign Securities Risk.  An ETP’s investments in, or exposure to, foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

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Investment Risk.  The Portfolio may experience losses with respect to its investment in an ETP.  Further, there is no guarantee that an ETP will achieve its objective.

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Large-Cap Risk.  An ETP may invest in large-capitalization companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of small- and mid- cap companies or the market as a whole.

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Mid-Cap Risk.  An ETP may invest in mid-capitalization companies. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid- cap companies could trail the returns on investments in stocks of large- or small-cap companies or the market as a whole.

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Small-Cap Risk. An ETP may invest in small-capitalization companies. Small-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-cap companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.  During a period when the performance of small-cap stocks falls behind that of other types of investments, such as large-cap stocks, the ETP’s performance could be adversely affected.

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Tracking Error Risk. Tracking error can arise due to factors such as the effect of transaction fees and expenses incurred by the ETP, changes in composition of the benchmark, and the ability of the ETP manager or sponsor to successfully implement his or her investment strategy.

As with any fund, there is no guarantee that the Portfolio will achieve its investment objective.

Performance.

Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Portfolio toll-free at 1-888-515-4510.